CERTAIN TRANSACTIONS (Details 6) $ in Millions	Jun. 30, 2016 USD ($)
Rimsa PPA [Member]
Business Acquisition [Line Items]
Current Assets	$ 110
Deferred Taxes And Other Assets	696
Research and development in-process	177
Goodwil Aacquired	995
Product Rights	781
Trade Names	49
Total assets acquired	2,808
Current Liabilities	117
Other Liabilities	370
Total liabilities assumed	487
Net assets acquired	2,321
Takeda PPA [Member]
Business Acquisition [Line Items]
Inventory	139
Goodwil Aacquired	566
Product Rights	1,664
Total assets acquired	2,369
Current Liabilities	34
Other Liabilities	510
Total liabilities assumed	544
Net assets acquired	$ 1,825